Material Accounting Policies - Summary of Estimated Useful Lives (Detail)	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2023
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life years		5 years
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life years		7 years
Database [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life years		5 years
Database [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life years		7 years
Software [member]
Disclosure of detailed information about intangible assets [line items]
Useful life years		5 years
Relationship with customers acquired in business combination [member]
Disclosure of detailed information about intangible assets [line items]
Useful life years		10 years
Non-compete agreement [member]
Disclosure of detailed information about intangible assets [line items]
Useful life years		15 years
Boa Vista Servios S.A [Member] | Database [member]
Disclosure of detailed information about intangible assets [line items]
Useful life years	5 years
Boa Vista Servios S.A [Member] | Software [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life years	5 years
Boa Vista Servios S.A [Member] | Software [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life years	8 years
Boa Vista Servios S.A [Member] | Relationship with customers acquired in business combination [member]
Disclosure of detailed information about intangible assets [line items]
Useful life years	17 years
Boa Vista Servios S.A [Member] | Non-compete agreement [member]
Disclosure of detailed information about intangible assets [line items]
Useful life years	15 years